Convertible Note Payable 3M (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument, Converted Amount	$ 499,825		$ 499,825	$ 499,686	$ 28,818
Convertible Prom Note #1
Date of Agreement	Mar. 11, 2014			Mar. 11, 2014
Convertible Note	$ 37,500			$ 37,500
Interest Rate	8.00%			8.00%
Due Date	Dec. 13, 2014			Dec. 13, 2014
Interest Accrued	$ 0			$ 0
Convertible Note, Balance	0			0
Debt Instrument, Converted Amount	37,500			37,500
Debt Instrument, Interest Accrued, Converted Amount	$ 1,500			$ 1,500
Common Stock, shares issued	2,159,271			2,159,271
Convertible Prom Note #2
Date of Agreement	Apr. 08, 2014			Apr. 08, 2014
Convertible Note	$ 53,000			$ 53,000
Interest Rate	8.00%			8.00%
Due Date	Jan. 14, 2015			Jan. 14, 2015
Interest Accrued	$ 0			$ 0
Convertible Note, Balance	0			0
Debt Instrument, Converted Amount	53,000			53,000
Debt Instrument, Interest Accrued, Converted Amount	$ 2,120			$ 2,120
Common Stock, shares issued	6,089,041			6,089,041
Convertible Prom Note #3
Date of Agreement	May 21, 2014			May 21, 2014
Convertible Note	$ 42,500			$ 42,500
Interest Rate	8.00%			8.00%
Due Date	Feb. 23, 2015			Feb. 23, 2015
Interest Accrued	$ 0			$ 0
Convertible Note, Balance	0			0
Debt Instrument, Converted Amount	42,500			42,500
Debt Instrument, Interest Accrued, Converted Amount	$ 1,700			$ 1,700
Common Stock, shares issued	15,252,347			15,252,347
Convertible Prom Note #4
Date of Agreement	Aug. 14, 2014			Aug. 14, 2014
Convertible Note	$ 66,780			$ 66,780
Interest Rate	8.00%			8.00%
Due Date	Aug. 14, 2015			Aug. 14, 2015
Interest Accrued	$ 0			$ 0
Convertible Note, Balance	0			0
Original Issue Discount	3,380			3,380
Debt Instrument, Converted Amount	66,780			66,780
Debt Instrument, Interest Accrued, Converted Amount	$ 2,850			$ 2,850
Common Stock, shares issued	121,442,490			121,442,490
Convertible Prom Note #5
Date of Agreement	Aug. 14, 2014			Aug. 14, 2014
Convertible Note	$ 58,300			$ 58,300
Interest Rate	8.00%			8.00%
Due Date	Aug. 14, 2015			Aug. 14, 2015
Interest Accrued	$ 0			$ 0
Convertible Note, Balance	0			0
Original Issue Discount	3,300			3,300
Debt Instrument, Converted Amount	58,300			58,300
Debt Instrument, Interest Accrued, Converted Amount	$ 2,527			$ 2,527
Common Stock, shares issued	131,091,236			131,091,236
Convertible Prom Note #6
Date of Agreement				Aug. 13, 2014
Convertible Note				$ 61,111
Interest Rate				12.00%
Due Date				Aug. 14, 2016
Interest Accrued	$ 1,067			$ 1,067
Convertible Note, Balance				0
Original Issue Discount				5,500
Debt Instrument, Converted Amount				61,111
Debt Instrument, Interest Accrued, Converted Amount				$ 6,266
Common Stock, shares issued				140,370,000
Convertible Prom Note #7
Date of Agreement	Aug. 19, 2014			Aug. 19, 2014
Convertible Note	$ 57,895			$ 57,895
Interest Rate	12.00%			12.00%
Due Date	Aug. 19, 2016			Aug. 19, 2016
Interest Accrued	$ 0			$ 0
Convertible Note, Balance	0			0
Original Issue Discount	2,895			2,895
Debt Instrument, Converted Amount	57,895			57,895
Debt Instrument, Interest Accrued, Converted Amount	$ 14,035			$ 14,035
Common Stock, shares issued	179,825,000			179,825,000
Convertible Prom Note #8
Date of Agreement				Sep. 18, 2014
Convertible Note				$ 64,500
Interest Rate				12.00%
Due Date				Sep. 18, 2015
Interest Accrued				$ 7,740
Convertible Note, Balance	$ 0			54,500
Original Issue Discount				5,500
Original Issue Discount, unamortized				2,523
Debt Instrument, Converted Amount	54,500			$ 10,000
Debt Instrument, Interest Accrued, Converted Amount	$ 8,240
Common Stock, shares issued	187,959,744			18,181,818
Convertible Prom Note #9
Date of Agreement				Sep. 23, 2014
Convertible Note				$ 55,000
Interest Rate				8.00%
Due Date				Jun. 23, 2015
Interest Accrued	$ 0			$ 2,162
Convertible Note, Balance	0			29,800
Debt Instrument, Converted Amount	29,800			$ 25,200
Debt Instrument, Interest Accrued, Converted Amount	$ 2,158
Common Stock, shares issued	86,467,222			70,000,000
Convertible Prom Note #10
Date of Agreement				Oct. 06, 2014
Convertible Note				$ 33,000
Interest Rate				8.00%
Due Date				Jul. 06, 2015
Interest Accrued	$ 0			$ 1,273
Convertible Note, Balance	0
Debt Instrument, Converted Amount	33,000
Debt Instrument, Interest Accrued, Converted Amount	$ 1,320
Common Stock, shares issued	78,000,000
Convertible Prom Note #11
Date of Agreement				Nov. 06, 2014
Convertible Note				$ 55,000
Interest Rate				12.00%
Due Date				May 06, 2015
Interest Accrued	$ 0			$ 2,622
Convertible Note, Balance	0
Debt Instrument, Converted Amount	55,000
Debt Instrument, Interest Accrued, Converted Amount	$ 3,553
Common Stock, shares issued	281,363,421
Convertible Prom Note #12
Date of Agreement				Nov. 25, 2014
Convertible Note				$ 43,000
Interest Rate				8.00%
Due Date				Aug. 28, 2015
Interest Accrued	$ 1,968			$ 1,188
Convertible Note, Balance	7,020
Debt Instrument, Converted Amount	$ 35,980
Common Stock, shares issued	281,636,421
Convertible Prom Note #13
Date of Agreement				Dec. 16, 2014
Convertible Note				$ 33,333
Interest Rate				12.00%
Due Date				Dec. 16, 2016
Interest Accrued	$ 4,914			$ 4,000
Convertible Note, Balance	11,481
Original Issue Discount				3,333
Original Issue Discount, unamortized	2,438			$ 2,854
Debt Instrument, Converted Amount	$ 21,852
Common Stock, shares issued	246,700,000
Convertible Prom Note #14
Date of Agreement				Jan. 09, 2015
Convertible Note				$ 33,000
Interest Rate				8.00%
Due Date				Oct. 13, 2015
Interest Accrued	$ 1,244			$ 586
Convertible Prom Note #15
Date of Agreement				Feb. 05, 2015
Convertible Note				$ 54,000
Interest Rate				8.00%
Due Date				Nov. 09, 2015
Interest Accrued	1,716			$ 639
Convertible Prom Note #16
Date of Agreement				Feb. 17, 2015
Convertible Note				$ 66,780
Interest Rate				8.00%
Due Date				Aug. 14, 2015
Interest Accrued	1,006			$ 615
Convertible Note, Balance	34,500
Original Issue Discount				6,780
Original Issue Discount, unamortized	945			$ 2,835
Debt Instrument, Converted Amount	18,294
Debt Instrument, Interest Accrued, Converted Amount	$ 755
Common Stock, shares issued	331,318,989
Convertible Prom Note #17
Date of Agreement				Feb. 25, 2015
Convertible Note				$ 27,778
Interest Rate				12.00%
Due Date				Feb. 25, 2017
Interest Accrued	$ 4,165			$ 3,333
Original Issue Discount, unamortized	2,302			$ 2,648
Convertible Prom Note #18
Date of Agreement				Mar. 09, 2015
Convertible Note				$ 55,000
Interest Rate				8.00%
Due Date				Dec. 09, 2015
Interest Accrued	1,362			$ 265
Convertible Prom Note #19
Date of Agreement				Mar. 26, 2015
Convertible Note				$ 29,680
Interest Rate				8.00%
Due Date				Mar. 23, 2016
Interest Accrued	624			$ 32
Original Issue Discount				1,680
Original Issue Discount, unamortized	1,242			$ 1,653
Convertible Prom Note #20
Date of Agreement				Mar. 02, 2015
Convertible Note				$ 58,300
Interest Rate				8.00%
Due Date				Aug. 14, 2015
Interest Accrued	0			$ 12
Convertible Note, Balance	0			1,898
Original Issue Discount				3,300
Original Issue Discount, unamortized				107
Debt Instrument, Converted Amount	1,898			$ 56,402
Debt Instrument, Interest Accrued, Converted Amount	$ 20
Common Stock, shares issued	5,300,000			121,555,062
Convertible Prom Note #21
Date of Agreement		May 05, 2015
Convertible Note		$ 68,900
Interest Rate		8.00%
Due Date		May 05, 2016
Interest Accrued	$ 846
Original Issue Discount	3,250
Convertible Prom Note #22
Date of Agreement		May 06, 2015
Convertible Note		$ 10,500
Interest Rate		8.00%
Due Date		Feb. 08, 2016
Interest Accrued	127
Convertible Prom Note #23
Date of Agreement		May 27, 2015
Convertible Note		$ 16,500
Interest Rate		8.00%
Due Date		May 28, 2016
Interest Accrued	123
Original Issue Discount, unamortized	$ 1,354